Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income	$ 2,390	$ 2,392	$ 2,280	$ 1,888	$ 2,306	$ 2,303	$ 2,297	$ 1,751	$ 8,950	$ 8,657
Items not requiring (providing) cash
Amortization of share-based compensation plans									658	1,005
Net cash provided by operating activities									9,463	8,481
Investing Activities
Net cash used in investing activities									(48,472)	(103,256)
Financing Activities
Repurchase of common stock									(733)	(767)
Cash dividends paid									(4,789)	(4,559)
Net cash used in financing activities									49,699	41,856
Cash and Cash Equivalents, Beginning of Year				30,080				82,999	30,080	82,999
Cash and Cash Equivalents, End of Year	40,770				30,080				40,770	30,080
Parent Company
Operating Activities
Net income									8,950	8,657
Items not requiring (providing) cash
Equity in undistributed income of subsidiary									(245)	(1,281)
Amortization of share-based compensation plans									658	1,005
Net change in other assets and other liabilities									(3,021)	(874)
Net cash provided by operating activities									6,342	7,507
Financing Activities
Repurchase of common stock									(733)	(767)
Cash dividends paid									(4,788)	(4,559)
Net cash used in financing activities									(5,521)	(5,326)
Net Change in Cash and Cash Equivalents									821	2,181
Cash and Cash Equivalents, Beginning of Year				$ 11,273				$ 9,092	11,273	9,092
Cash and Cash Equivalents, End of Year	$ 12,094				$ 11,273				$ 12,094	$ 11,273